Non-cash operating items	12 Months Ended
Dec. 31, 2018
Disclosure Changes In Non Cash Operating Items [Abstract]
Non-cash operating items
Non-cash operating items
The changes in non-cash operating items consist of the following:

	2018	2017
Accounts receivable	$3,005	$(45,818)
Fuel and natural gas in storage	1,351	(4,385)
Supplies and consumables inventory	(7,189)	(1,864)
Income taxes recoverable	(763)	(557)
Prepaid expenses	2,907	(2,755)
Accounts payable	(22,915)	7,525
Accrued liabilities	28,687	14,041
Current income tax liability	2,974	(3,190)
Asset retirements and environmental obligations	(7,293)	(4,372)
Net regulatory assets and liabilities	(8,890)	(46,344)
	$(8,126)	$(87,719)